Commitments and Contingencies - Other (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 Standby letters of credit USD ($)	Dec. 31, 2014 Performance guarantee USD ($)	Dec. 31, 2014 Performance guarantee SGD	Dec. 31, 2013 Performance guarantee USD ($)	Dec. 31, 2013 Performance guarantee SGD	Dec. 31, 2014 Standby letters of guarantee for port authorities USD ($)	Dec. 31, 2014 Standby letters of guarantee for port authorities AED	Dec. 31, 2013 Standby letters of guarantee for port authorities USD ($)	Dec. 31, 2013 Standby letters of guarantee for port authorities AED	Dec. 31, 2014 Standby letters of guarantee for transporting cargo USD ($)	Dec. 31, 2014 Standby letters of guarantee for transporting cargo EUR (€)	Dec. 31, 2013 Standby letters of guarantee for transporting cargo USD ($)	Dec. 31, 2013 Standby letters of guarantee for transporting cargo EUR (€)
Loss Contingencies [Line Items]
Rent expense under operating leases	$ 34,715	$ 19,427	$ 7,375
Total outstanding balance of standby letters of credit				100,275
Prepayments and other current assets	$ 54,901	$ 38,707			$ 251	332	$ 463	365	$ 44	160	$ 158	580	$ 73	€ 60	$ 742	€ 540